Note 10 - Equity: Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Risk free comparative	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

2.5 year average of US Treasury Constant Maturities	0.85%	0.0%	2.5 years	205%	2.5 years	$0.17	$0.17